Share-Based Compensation - Schedule of Additional Information on Restricted Stock Units (Detail) - Restricted stock units (RSUs) [member] - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Additional Information On Restricted Stock Units [Line Items]
Number of shares granted	1,313,783	1,169,238	679,546	1,883,454
Weighted average grant date fair value per share	$ 58.02	$ 59.73	$ 82.38	$ 64.59
Fair value of shares vested (in millions)		$ 40	$ 90	$ 0	[1]

[1]	The fair value of shares vested during the year ended December 31, 2014 was less than $1 million.